Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000114217 | Ecopetrol
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000114217 | Axian Telecom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000114217 | Teva Pharmaceutical Finance Netherlands III
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000114217 | Kosmos Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114217 | BBVA Bancomer
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114217 | Minejesa Capital
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114217 | Bank Negara Indonesia Persero
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114217 | Bangkok Bank
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114217 | Zhongsheng Group Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114217 | Globe Telecom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114217 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000114217 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000114217 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000114217 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000114217 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000114216 | Ecopetrol
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000114216 | Axian Telecom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000114216 | Teva Pharmaceutical Finance Netherlands III
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000114216 | Kosmos Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114216 | BBVA Bancomer
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114216 | Minejesa Capital
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114216 | Bank Negara Indonesia Persero
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114216 | Bangkok Bank
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114216 | Zhongsheng Group Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114216 | Globe Telecom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114216 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000114216 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000114216 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000114216 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000114216 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000166323 | Ecopetrol
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166323 | Axian Telecom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166323 | Teva Pharmaceutical Finance Netherlands III
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166323 | Kosmos Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166323 | BBVA Bancomer
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166323 | Minejesa Capital
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166323 | Bank Negara Indonesia Persero
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166323 | Bangkok Bank
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166323 | Zhongsheng Group Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166323 | Globe Telecom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166323 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166323 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000166323 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000166323 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000166323 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.20%